Investments (Tables)	12 Months Ended
Dec. 31, 2017
Schedule of Investments at Amortized Cost and Fair Value

	As of December 31, 2016
	Cost or Amortized cost	Gross unrecognized holding gains	Gross unrecognized holding losses	Gross unrealized gains	Gross unrealized losses	Fair value
	RMB	RMB	RMB	RMB	RMB	RMB
	(In millions)
Short-term investments
Fixed-rate held-to-maturity investments	41,802	70	(4)			41,868
Fixed-rate available-for-sale debt investments	14,353			31	(6)	14,378
Adjustable-rate available-for-sale debt investments	14,674			313		14,987
Available-for-sale equity investments	33				(4)	29
Other invested securities	7,686			62		7,748
Long-term investments
Available-for-sale equity investments	528				(31)	497

	As of December 31, 2017
	Cost or Amortized cost	Gross unrecognized holding gains	Gross unrecognized holding losses	Gross unrealized gains	Gross unrealized losses	Fair value	Fair value

	RMB	RMB	RMB	RMB	RMB	RMB	US$
	(In millions)
Short-term investments
Fixed-rate held-to-maturity investments	48,666	47	(18)			48,695	7,484
Fixed-rate available-for-sale debt investments	29,550			477	(5)	30,022	4,614
Adjustable-rate available-for-sale debt investments	10,589			104		10,693	1,643
Other invested securities	18,289			169	(108)	18,350	2,820
Long-term investments:
Available-for-sale equity investments	2,077			742	(46)	2,773	426
Investments accounted for at fair value	307			14		321	49

Ctrip.com International, Ltd
Equity Method Investments

The following tables set forth the summarized financial information of Ctrip:

	As of September 30,*
	2016	2017	2017
	RMB	RMB	US$
	(In millions)
Current assets	52,222	63,241	9,505
Non-current assets	83,336	99,986	15,028
Current liabilities	33,174	41,972	6,309
Non-current liabilities	31,128	37,590	5,650
Noncontrolling interests	3,678	1,935	291

	For the twelve months ended September 30,*
	2015	2016	2017	2017
	RMB	RMB	RMB	US$
	(In millions)
Total revenues	10,485	17,642	25,731	3,955
Gross profit	7,073	12,669	20,725	3,185
(Loss) income from operations	(115)	(1,681)	2,626	404
Net income (loss)	2,053	(2,177)	2,282	351
Net income (loss) attributable to the investees	2,208	(2,000)	2,284	351

*	The Company adopted a one-quarter lag in reporting its share of equity income in Ctrip